UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lonestar Capital Management, LLC
Address:   One Maritime Plaza, Suite 1105
           San Francisco, CA 94111

Form 13F File Number: 28-11133

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Yedi Wong
Title:    Chief Financial Officer
Phone:    (415) 362-7677

Signature, Place, and Date of Signing:


 /s/ Yedi Wong                San Francisco, CA               May 15, 2013
--------------
Yedi Wong

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                     FORM 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     32

Form 13F Information Table Value Total:     $831,302
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE

                                                         VALUE      SHARES/   SH/  PUT/ INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS         CUSIP    (x$1000)    PRN AMT   PRN  CALL DSCRETN MANAGERS   SOLE      SHARED     NONE
--------------          --------------       ---------   -------    -------   ---  ---- ------- --------   -----     ------     ----
APPLE INC                    COM              037833100   44,266       1,000   SH  CALL                       1,000
BARCLAYS BK PLC              IPATH S&P500 VIX 06740C188   10,125     500,000   SH                           500,000
CINCINNATI BELL INC NEW      COM              171871106    5,542   1,700,000   SH                         1,700,000
COMPUWARE CORP               COM              205638109    3,747     300,000   SH                           300,000
COMVERSE INC                 COM              20585P105    7,010     250,000   SH                           250,000
DELL INC                     COM              24702R101   25,078      17,500   SH  CALL                      17,500
DELL INC                     COM              24702R101   14,330      10,000   SH  CALL                      10,000
DIGITAL GENERATION INC       COM              25400B108    2,247     350,000   SH                           350,000
DISCOVERY COMMUNICATNS NEW   COM SER C        25470F302   43,463     625,000   SH                           625,000
GRAPHIC PACKAGING HLDG CO    COM              388689101   24,508   3,272,079   SH                         3,272,079
HERTZ GLOBAL HOLDINGS INC    COM              42805T105   17,808     800,000   SH                           800,000
ISHARES TR                   RUSSELL 2000     464287655   94,430      10,000   SH  PUT                       10,000
KINROSS GOLD CORP            COM NO PAR       496902404    3,965     500,000   SH                           500,000
LSB INDS INC                 COM              502160104    9,377     269,618   SH                           269,618
MOSAIC CO NEW                COM              61945C103    5,961     100,000   SH                           100,000
MOSAIC CO NEW                COM              61945C103   23,844       4,000   SH  CALL                       4,000
MURPHY OIL CORP              COM              626717102   14,021     220,000   SH                           220,000
NATIONSTAR MTG HLDGS INC     COM              63861C109    2,214      60,000   SH                            60,000
PETROBRAS ARGENTINA S A      SPONS ADR        71646J109    3,781     799,300   SH                           799,300
POWERSHARES QQQ TRUST        UNIT SER 1       73935A104   68,970      10,000   SH  PUT                       10,000
REDWOOD TR INC               COM              758075402   17,385     750,000   SH                           750,000
RITE AID CORP                COM              767754104   43,700  23,000,000   SH                        23,000,000
RITE AID CORP                COM              767754104    5,700      30,000   SH  CALL                      30,000
SANOFI                       RIGHT 12/31/2020 80105N113    3,580   2,000,000   SH                         2,000,000
SPDR GOLD TRUST              GOLD SHS         78463V107   49,430     320,000   SH                           320,000
SPDR GOLD TRUST              GOLD SHS         78463V107   77,235       5,000   SH  CALL                       5,000
SPDR S&P 500 ETF TR          TR UNIT          78462F103  109,669       7,000   SH  PUT                        7,000
SPDR S&P 500 ETF TR          TR UNIT          78462F103   47,001       3,000   SH  PUT                        3,000
SUNCOKE ENERGY PARTNERS L P  COMUNIT REP LT   86722Y101   18,392     880,000   SH                           880,000
TALISMAN ENERGY INC          COM              87425E103   12,250   1,000,000   SH                         1,000,000
TEMPUR PEDIC INTL INC        COM              88023U101    4,963     100,000   SH                           100,000
VISTEON CORP                 COM NEW          92839U206   17,310     300,000   SH                           300,000